Related Party Agreements And Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Current receivables	$ 21	$ 89
Current payables	13	16
Administrative Services Provided To PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility revenues from	6	7	5
Administrative Services Received From PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility expenses from	49	55	62
Utility Employee Benefit Due To PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility expenses from	$ 33	$ 27	$ 3